Equity (Common Stock - Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 04, 2017	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Amount reclassified from shareholder's net investment to common stock and additional paid-in capital in connection with the Separation	$ 12,400	$ 0
Class of Stock [Line Items]
Common stock, shares issued		119,773,106		100,000
Common stock, shares outstanding	119,773,106	119,773,106		100,000
Spinoff
Class of Stock [Line Items]
Common stock, shares outstanding	96,776,670
Spinoff | Affiliated Entity
Class of Stock [Line Items]
Common stock, shares issued	119,673,106
Common stock, shares outstanding	22,996,436
Spinoff | Parent shareholders' percentage
Class of Stock [Line Items]
Percentage of BHF common stock distributed by parent	80.80%		80.80%
Spinoff | Parent percentage
Class of Stock [Line Items]
Percentage of BHF common stock retained by parent after distribution	19.20%